SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 11    -     SUPPLEMENTARY BALANCE SHEET INFORMATION

A.	Other Receivables

Comprised as follows:

	December 31,
	2 0 1 1	2 0 1 0
	(in thousands)

Research and development participation from the Government of Israel	-	$32
Others	-	234
	-	$266

B.	Other Payables and Accrued Expenses

Comprised as follows:

	December 31,
	2 0 1 1	2 0 1 0
	(in thousands)

Payroll and related amounts	$204	$278
Accrued expenses	273	288
Royalties to the Government of Israel	20	10
	$497	$576